Fees Summary	Jan. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 19,999,999.95
Previously Paid Amount
Total Fee Amount	2,762.00
Total Offset Amount
Net Fee	$ 2,762.00